                                   SUPPLEMENT
                             DATED NOVEMBER 30, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MARCH 1, 2006
                     CLASS Y PROSPECTUS DATED MARCH 1, 2006
         CLASS L, CLASS M, CLASS N, CLASS H, CLASS Z, CLASS E PROSPECTUS
                              DATED MARCH 1, 2006
                     CLASS I PROSPECTUS DATED JULY 31, 2006
                          FOR THE HARTFORD MUTUAL FUNDS


This Supplement supercedes any previous dividend payment policy information. Accordingly, the Prospectuses are revised as follows effective January 1, 2007:

 The Hartford Floating Rate Fund         The Hartford Tax-Free California Fund
 The Hartford High Yield Fund            The Hartford Tax-Free Minnesota Fund
 The Hartford Income Fund                The Hartford Tax-Free National Fund
 The Hartford Inflation Plus Fund        The Hartford Tax-Free New York Fund
 The Hartford Money Market Fund          The Hartford Total Return Bond Fund
 The Hartford Short Duration Fund        The Hartford U.S. Government Securities

On November 1, 2006, the Board of Directors approved a resolution amending the dividend payment policy of the above referenced Funds. The dividend payment policy has been changed from declaring and paying dividends monthly to a policy declaring dividends daily and paying dividends monthly.

Accordingly, in the section entitled "Transaction Policies," "Dividends and Distributions" the references in the fourth through sixth sentences relating to the above referenced Funds are hereby deleted. In addition, in the same section, the following sentences are inserted between the fourth and fifth sentences:

Dividends from net investment income of the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities are declared daily and paid monthly. Dividends from the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent.



  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.